Acquisitions and Divestitures	6 Months Ended
Jun. 30, 2026
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Acquisitions and Divestitures	Note 3. Acquisitions and DivestituresNote 3. Acquisitions and Divestitures
Note 3. Acquisitions and Divestitures
Acquisitions
The Company did not complete any acquisitions during the year ended December 31, 2025. Information regarding acquisitions completed during the years ended December 31, 2024 and 2023 is presented below.
2024 Acquisition
On July 30, 2024 (the “Closing Date”), the Company acquired 100% of the membership interests in Hecate Energy Cider Solar LLC (“Cider”), a nearly 680.0 MW development-stage solar asset with a planned completion date in the second half of 2026, for total consideration of $55.1 million. The acquisition of Cider was accounted for as an asset acquisition in accordance with ASC 805. The seller was the borrower under a preexisting bridge loan agreement with the Company. As part of the acquisition purchase price, the Company was deemed to have received an amount of $44.2 million of the principal and interest outstanding under the bridge loan agreement as of the closing date, and the seller was deemed to have repaid to the Company in satisfaction of the principal and interest outstanding. Additionally, the Company paid cash consideration of $5.8 million on the closing date and assumed an additional liability due to the seller of $5.1 million as of the closing date, which was paid off during 2024. The total consideration of $55.1 million was allocated on a relative fair value basis, all of which was allocated to Property, plant and equipment, net, which includes $1.7 million of land, on the Consolidated Balance Sheets as of December 31, 2025 and 2024. Concurrently, in conjunction with this acquisition, the Company, through its wholly owned subsidiary Cider Solar Construction Owner LLC, entered into an $81.0 million loan agreement with a syndicate of lenders. Refer to Note 11. Debt for additional discussion.
2023 Acquisitions
During the year ended December 31, 2023, the Company acquired membership interests in 18 renewable energy projects, all of which were either in development or under construction, for total consideration of $41.4 million. The Company allocated $37.1 million on a relative fair value basis to Property, plant and equipment, net, with the remainder allocated to Intangible assets, net on the Consolidated Balance Sheets. Intangible assets acquired were favorable PPA assets with a weighted-average amortization period of 21.6 years.
Contingent Consideration Liability
The Company records contingent consideration related to its asset acquisitions when it is both probable that the Company will be required to pay such amounts and the amount is estimable. These contingencies generally relate to payments due upon the acquired projects’ reaching milestones as specified in the acquisition agreements. As of December 31, 2025 and 2024, the Company reported a liability of $1.3 million and $15.3 million, respectively, within Contingent consideration, current on the Consolidated Balance Sheets related to these agreements.
Divestitures
Dogwood and Celadon
On December 17, 2025, the Company sold a 233 MW solar plus 3 MW storage operating portfolio to an unrelated renewable energy company, pursuant to four separate membership interest purchase agreements of the same transaction date. The Company sold Celadon Manager LLC and its consolidated subsidiaries, Dogwood Manager LLC and its consolidated subsidiaries, Six States Solar LLC and its consolidated subsidiaries, and certain consolidated subsidiaries of GREC Entity HoldCo. The aggregate sale price was $206.9 million, which consisted of
$53.6 million in net cash proceeds and $153.3 million that was used to pay off the outstanding principal and interest for the sold entities. Refer to Note 11. Debt for further details. The membership interest purchase agreements include a standard working capital adjustment provision which is subject to change after the date of the transaction. The sale price included $11.8 million in cash and cash equivalents that were transferred to the buyer in the transaction as well as the estimated working capital adjustment as of December 31, 2025. The Company incurred transaction costs of $1.7 million, which were included in the total loss of $79.1 million recorded within (Gain) loss on asset disposition on the Consolidated Statements of Operations for the year ended December 31, 2025. The membership interest purchase agreements also include variable consideration of up to $3.1 million, which will be payable to the Company based on the resolution of certain events related to the sold projects and certain other factors. Due to the uncertainty related to the ultimate resolution of these contingencies, none of the variable consideration has been included in the determination of the sale price and the loss recorded on the Company’s consolidated financial statements as of December 31, 2025.
Other Divestitures
On September 12, 2025, the Company entered into a membership interest purchase agreement to sell two operating wind projects to an unrelated renewable energy company. The sale transaction was completed on September 12, 2025 for a purchase price of $1.7 million, which was received in cash proceeds. The Company derecognized $5.7 million of assets and $4.0 million of liabilities as part of this sale and recorded an immaterial gain on asset disposition from the transaction recorded within (Gain) loss on asset disposition on the Consolidated Statements of Operations.
GREC Entity HoldCo LLC
On May 16, 2025, the Company entered into a membership interest purchase agreement to sell certain consolidated subsidiaries of GREC Entity HoldCo, as well as another subsidiary of the Company that was not a subsidiary of GREC Entity HoldCo, to an unrelated renewable energy company. The sale transaction was completed on June 5, 2025, for a purchase price of $46.1 million primarily in cash proceeds. The purchase price of $46.1 million includes the cash and cash equivalents of $1.1 million which were transferred to the buyer as part of the transaction. The cash proceeds were utilized to pay down $32.5 million of existing debt and pay $0.8 million in transaction costs. The Company recorded a loss on asset disposition of $14.0 million from the transaction, which included post-sale adjustments of $0.2 million, including the working capital adjustment. The loss was recorded within (Gain) loss on asset disposition on the Consolidated Statements of Operations. The membership interest purchase agreement includes an additional $3.6 million of holdback amount that is contingent upon certain legislative developments as well as certain earnouts contingent on the buyer’s extension of PPAs or repowering of projects. The Company has not included or recorded this contingent consideration in the transaction price as of December 31, 2025 because the contingencies are outside of the control of the Company and the Company is not able to determine the probability of receiving these contingent payments. The membership interest purchase agreement also contained a standard working capital adjustment provision which was taken into account for the purpose of determining the purchase price. In connection with the closing of the transaction, the Company entered into two ancillary agreements with the buyer to support the transition and ongoing management of the sold projects through January 2026 in exchange for an immaterial fee received from the buyer.
The following table presents the major classes of assets and liabilities related to the consolidated subsidiaries as of June 5, 2025, that were sold and deconsolidated from the Company’s consolidated financials:

in thousands	June 5, 2025
Assets
Current assets:
Cash and cash equivalents	$1,053
Other current assets	1,398
Total current assets	2,451
Noncurrent assets:
Property, plant and equipment, net	39,498
Intangible assets, net	20,213
Other noncurrent assets	3,998
Total noncurrent assets	63,709
Total assets	$66,160
Liabilities
Current liabilities:
Other current liabilities	$938
Total current liabilities	938
Noncurrent liabilities:
Other noncurrent liabilities	5,909
Total noncurrent liabilities	5,909
Total liabilities	$6,847
Total net assets	$59,313
Sale transaction price	46,131
Less: transaction costs	(769)
Loss on sale	$13,951
Eagle Valley Clean Energy LLC
On April 17, 2024, Eagle Valley Clean Energy LLC ("EVCE") filed for a voluntary petition under Chapter 7 of the United States Bankruptcy Code with the U.S. Bankruptcy Court of Colorado (the “Bankruptcy Filing”). Following the Bankruptcy Filing, the Company no longer held a controlling financial interest in EVCE under ASC 810, and EVCE was deconsolidated from the Company’s Consolidated Financial Statements. This resulted in the removal of the assets and liabilities of EVCE totaling $8.1 million and $16.3 million, respectively, from the Company’s Consolidated Balance Sheets and a gain of $8.2 million in 2024, which was reported as (Gain) loss on deconsolidation, net within the Consolidated Statements of Operations.
Illinois Winds LLC
During 2024, the Company entered into a Membership Interest Purchase and Sale Agreement (“MIPSA”) to sell its membership interest in Illinois Winds LLC to Greenbacker Renewable Energy Company II, LLC (“GREC II”). Refer to Note 5. Variable Interest Entities for further details.
Note 3. Acquisitions and DivestituresNote 3. Acquisitions and DivestituresNote 3. Acquisitions and DivestituresNote 3. Acquisitions and DivestituresNote 3. Acquisitions and Divestitures
Acquisitions and Divestitures	Note 3. Acquisitions and DivestituresNote 3. Acquisitions and Divestitures
Note 3. Acquisitions and Divestitures
Acquisitions
The Company did not complete any acquisitions during the year ended December 31, 2025. Information regarding acquisitions completed during the years ended December 31, 2024 and 2023 is presented below.
2024 Acquisition
On July 30, 2024 (the “Closing Date”), the Company acquired 100% of the membership interests in Hecate Energy Cider Solar LLC (“Cider”), a nearly 680.0 MW development-stage solar asset with a planned completion date in the second half of 2026, for total consideration of $55.1 million. The acquisition of Cider was accounted for as an asset acquisition in accordance with ASC 805. The seller was the borrower under a preexisting bridge loan agreement with the Company. As part of the acquisition purchase price, the Company was deemed to have received an amount of $44.2 million of the principal and interest outstanding under the bridge loan agreement as of the closing date, and the seller was deemed to have repaid to the Company in satisfaction of the principal and interest outstanding. Additionally, the Company paid cash consideration of $5.8 million on the closing date and assumed an additional liability due to the seller of $5.1 million as of the closing date, which was paid off during 2024. The total consideration of $55.1 million was allocated on a relative fair value basis, all of which was allocated to Property, plant and equipment, net, which includes $1.7 million of land, on the Consolidated Balance Sheets as of December 31, 2025 and 2024. Concurrently, in conjunction with this acquisition, the Company, through its wholly owned subsidiary Cider Solar Construction Owner LLC, entered into an $81.0 million loan agreement with a syndicate of lenders. Refer to Note 11. Debt for additional discussion.
2023 Acquisitions
During the year ended December 31, 2023, the Company acquired membership interests in 18 renewable energy projects, all of which were either in development or under construction, for total consideration of $41.4 million. The Company allocated $37.1 million on a relative fair value basis to Property, plant and equipment, net, with the remainder allocated to Intangible assets, net on the Consolidated Balance Sheets. Intangible assets acquired were favorable PPA assets with a weighted-average amortization period of 21.6 years.
Contingent Consideration Liability
The Company records contingent consideration related to its asset acquisitions when it is both probable that the Company will be required to pay such amounts and the amount is estimable. These contingencies generally relate to payments due upon the acquired projects’ reaching milestones as specified in the acquisition agreements. As of December 31, 2025 and 2024, the Company reported a liability of $1.3 million and $15.3 million, respectively, within Contingent consideration, current on the Consolidated Balance Sheets related to these agreements.
Divestitures
Dogwood and Celadon
On December 17, 2025, the Company sold a 233 MW solar plus 3 MW storage operating portfolio to an unrelated renewable energy company, pursuant to four separate membership interest purchase agreements of the same transaction date. The Company sold Celadon Manager LLC and its consolidated subsidiaries, Dogwood Manager LLC and its consolidated subsidiaries, Six States Solar LLC and its consolidated subsidiaries, and certain consolidated subsidiaries of GREC Entity HoldCo. The aggregate sale price was $206.9 million, which consisted of
$53.6 million in net cash proceeds and $153.3 million that was used to pay off the outstanding principal and interest for the sold entities. Refer to Note 11. Debt for further details. The membership interest purchase agreements include a standard working capital adjustment provision which is subject to change after the date of the transaction. The sale price included $11.8 million in cash and cash equivalents that were transferred to the buyer in the transaction as well as the estimated working capital adjustment as of December 31, 2025. The Company incurred transaction costs of $1.7 million, which were included in the total loss of $79.1 million recorded within (Gain) loss on asset disposition on the Consolidated Statements of Operations for the year ended December 31, 2025. The membership interest purchase agreements also include variable consideration of up to $3.1 million, which will be payable to the Company based on the resolution of certain events related to the sold projects and certain other factors. Due to the uncertainty related to the ultimate resolution of these contingencies, none of the variable consideration has been included in the determination of the sale price and the loss recorded on the Company’s consolidated financial statements as of December 31, 2025.
Other Divestitures
On September 12, 2025, the Company entered into a membership interest purchase agreement to sell two operating wind projects to an unrelated renewable energy company. The sale transaction was completed on September 12, 2025 for a purchase price of $1.7 million, which was received in cash proceeds. The Company derecognized $5.7 million of assets and $4.0 million of liabilities as part of this sale and recorded an immaterial gain on asset disposition from the transaction recorded within (Gain) loss on asset disposition on the Consolidated Statements of Operations.
GREC Entity HoldCo LLC
On May 16, 2025, the Company entered into a membership interest purchase agreement to sell certain consolidated subsidiaries of GREC Entity HoldCo, as well as another subsidiary of the Company that was not a subsidiary of GREC Entity HoldCo, to an unrelated renewable energy company. The sale transaction was completed on June 5, 2025, for a purchase price of $46.1 million primarily in cash proceeds. The purchase price of $46.1 million includes the cash and cash equivalents of $1.1 million which were transferred to the buyer as part of the transaction. The cash proceeds were utilized to pay down $32.5 million of existing debt and pay $0.8 million in transaction costs. The Company recorded a loss on asset disposition of $14.0 million from the transaction, which included post-sale adjustments of $0.2 million, including the working capital adjustment. The loss was recorded within (Gain) loss on asset disposition on the Consolidated Statements of Operations. The membership interest purchase agreement includes an additional $3.6 million of holdback amount that is contingent upon certain legislative developments as well as certain earnouts contingent on the buyer’s extension of PPAs or repowering of projects. The Company has not included or recorded this contingent consideration in the transaction price as of December 31, 2025 because the contingencies are outside of the control of the Company and the Company is not able to determine the probability of receiving these contingent payments. The membership interest purchase agreement also contained a standard working capital adjustment provision which was taken into account for the purpose of determining the purchase price. In connection with the closing of the transaction, the Company entered into two ancillary agreements with the buyer to support the transition and ongoing management of the sold projects through January 2026 in exchange for an immaterial fee received from the buyer.
The following table presents the major classes of assets and liabilities related to the consolidated subsidiaries as of June 5, 2025, that were sold and deconsolidated from the Company’s consolidated financials:

in thousands	June 5, 2025
Assets
Current assets:
Cash and cash equivalents	$1,053
Other current assets	1,398
Total current assets	2,451
Noncurrent assets:
Property, plant and equipment, net	39,498
Intangible assets, net	20,213
Other noncurrent assets	3,998
Total noncurrent assets	63,709
Total assets	$66,160
Liabilities
Current liabilities:
Other current liabilities	$938
Total current liabilities	938
Noncurrent liabilities:
Other noncurrent liabilities	5,909
Total noncurrent liabilities	5,909
Total liabilities	$6,847
Total net assets	$59,313
Sale transaction price	46,131
Less: transaction costs	(769)
Loss on sale	$13,951
Eagle Valley Clean Energy LLC
On April 17, 2024, Eagle Valley Clean Energy LLC ("EVCE") filed for a voluntary petition under Chapter 7 of the United States Bankruptcy Code with the U.S. Bankruptcy Court of Colorado (the “Bankruptcy Filing”). Following the Bankruptcy Filing, the Company no longer held a controlling financial interest in EVCE under ASC 810, and EVCE was deconsolidated from the Company’s Consolidated Financial Statements. This resulted in the removal of the assets and liabilities of EVCE totaling $8.1 million and $16.3 million, respectively, from the Company’s Consolidated Balance Sheets and a gain of $8.2 million in 2024, which was reported as (Gain) loss on deconsolidation, net within the Consolidated Statements of Operations.
Illinois Winds LLC
During 2024, the Company entered into a Membership Interest Purchase and Sale Agreement (“MIPSA”) to sell its membership interest in Illinois Winds LLC to Greenbacker Renewable Energy Company II, LLC (“GREC II”). Refer to Note 5. Variable Interest Entities for further details.
Note 3. Acquisitions and DivestituresNote 3. Acquisitions and DivestituresNote 3. Acquisitions and DivestituresNote 3. Acquisitions and DivestituresNote 3. Acquisitions and Divestitures